OMB APPROVAL

OMB Number: 3235-0578

Expires: April 30, 2013

Estimated average burden hours per response: 5.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21938

ING Risk Managed Natural Resources Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Risk Managed Natural Resources Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.1%
		Energy: 78.8%
37,690	@	Alpha Natural Resources, Inc.	$1,867,916
93,450		Anadarko Petroleum Corp.	5,995,752
92,291		Apache Corp.	9,934,203
77,088		Arch Coal, Inc.	2,250,970
141,678	@	Australian Worldwide Exploration Ltd.	218,352
79,971		Baker Hughes, Inc.	4,171,287
20,500	@	Bill Barrett Corp.	788,225
33,450		Cabot Oil & Gas Corp.	1,169,747
63,817	@	Cal Dive International, Inc.	341,421
65,324	@	Cameron International Corp.	3,142,738
86,482		Canadian Natural Resources Ltd.	3,326,098
120,500		Chesapeake Energy Corp.	2,544,960
343,632		Chevron Corp.	27,823,883
1,079,813		China Petroleum & Chemical Corp.	1,002,568
263,236		ConocoPhillips	15,838,911
49,100		Consol Energy, Inc.	2,060,236
187,300	@	Denbury Resources, Inc.	3,405,114
107,455		Devon Energy Corp.	7,583,099
16,900		Diamond Offshore Drilling	1,094,444
164,650		El Paso Corp.	2,221,129
75,690		EnCana Corp.	2,096,613
29,315		Ensco International PLC ADR	1,389,531
41,900		Ensign Energy Services, Inc.	533,878
43,150		EOG Resources, Inc.	3,838,193
21,300		EQT Corp.	862,011
620,347		ExxonMobil Corp.	43,151,328
29,400	@	FMC Technologies, Inc.	2,476,656
184,621		Halliburton Co.	6,986,059
15,600		Helmerich & Payne, Inc.	707,616
88,400		Hess Corp.	6,192,420
117		Inpex Holdings, Inc.	600,618
18,413		Lukoil-Spon ADR	1,009,217
116,900		Marathon Oil Corp.	3,912,643
45,850		Massey Energy Co.	2,251,694
20,300	@	McMoRan Exploration Co.	303,079
66,600		Murphy Oil Corp.	4,496,832
77,800	@	Nabors Industries Ltd.	1,718,602
135,825		National Oilwell Varco, Inc.	8,324,714
91,435		Nexen, Inc.	1,912,820
33,250		Noble Energy, Inc.	2,701,563
48,277		OAO Gazprom ADR	1,064,991
98,850		Occidental Petroleum Corp.	8,715,605
54,000		Peabody Energy Corp.	3,175,740
54,000	@	PetroHawk Energy Corp.	962,820
20,800		Petroleo Brasileiro SA ADR	674,752
36,400		Pioneer Natural Resources Co.	2,916,004
85,280	@	Precision Drilling Corp.	732,555
26,000		QEP Resources, Inc.	913,380
37,150		Range Resources Corp.	1,559,929
45,950	@	Rowan Cos., Inc.	1,385,393
24,627		Royal Dutch Shell PLC ADR - Class A	1,494,120
304,007		Schlumberger Ltd.	23,511,901
65,500	@	Southwestern Energy Co.	2,371,100
122,179		Spectra Energy Corp.	2,904,195
132,770		Suncor Energy, Inc.	4,462,400
42,600		Sunoco, Inc.	1,709,964
24,200		Teekay Shipping Corp.	771,738
66,500	@	Tesoro Corp.	1,085,280
354,600		Thai Oil PCL	787,957
11,479	@	Transocean Ltd.	769,437
8,900	@	Unit Corp.	355,733
127,600		Valero Energy Corp.	2,485,648
116,050		Williams Cos., Inc.	2,647,101
			259,704,883
		Materials: 19.3%
25,050		Air Products & Chemicals, Inc.	2,159,811
9,100		Airgas, Inc.	556,010
14,250		AK Steel Holding Corp.	189,240
25,400		Alamos Gold, Inc.	488,181
120,400		Alcoa, Inc.	1,579,648
12,100		Allegheny Technologies, Inc.	625,570
11,250		Ball Corp.	741,150
68,365		Barrick Gold Corp.	3,531,052
13,900		Bemis Co.	436,738
58,500		Centerra Gold, Inc.	1,142,019
8,700		CF Industries Holdings, Inc.	1,050,699

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2010 (Unaudited) (continued)

Shares				Value
		Materials (continued)
24,200		Cliffs Natural Resources, Inc.		$1,653,828
38,100	@	Coeur d’Alene Mines Corp.		927,735
16,600		Domtar Corp.		1,260,272
133,850		Dow Chemical Co.		4,173,443
8,850		Eastman Chemical Co.		688,619
27,750		Ecolab, Inc.		1,326,728
104,650		EI Du Pont de Nemours & Co.		4,917,504
8,900		FMC Corp.		692,598
54,253		Freeport-McMoRan Copper & Gold, Inc.		5,496,914
20,564		GoldCorp, Inc.		937,513
32,600	@	Harry Winston Diamond Corp.		409,981
10,000		International Flavors & Fragrances, Inc.		525,200
118,680		International Paper Co.		2,963,440
10,500		Kaiser Aluminum Corp.		492,450
166,500	@	Lundin Mining Corp.		1,072,101
21,100		MeadWestvaco Corp.		524,124
42,800		Monsanto Co.		2,564,576
191,382	@	Mount Gibson Iron Ltd.		354,135
89,750		Newmont Mining Corp.		5,279,993
37,150		Nucor Corp.		1,402,041
19,800	@	Owens-Illinois, Inc.		532,224
19,550		PPG Industries, Inc.		1,524,118
35,350		Praxair, Inc.		3,253,968
15,984		Rio Tinto PLC ADR		1,025,054
20,100		Sealed Air Corp.		467,325
10,400		Sherwin-Williams Co.		771,368
14,700		Sigma-Aldrich Corp.		929,334
7,307		Sims Group Ltd.		123,820
43,182		Teck Cominco Ltd. - Class B		2,137,509
12,250	@	Titanium Metals Corp.		211,558
34,777		United States Steel Corp.		1,690,510
15,600		Vulcan Materials Co.		625,872
				63,455,973
		Total Common Stock
		(Cost $253,501,005)		323,160,856

# of
Contracts				Value
POSITIONS IN PURCHASED OPTIONS: 1.6%
		Purchased OTC Put Options: 1.6%
62,555	@	Put Option OTC - Citigroup, Inc.
		Basic Industries Select Sector Index
		Strike 326.670, exp 12/17/10		$62,248
60,424	@	Put Option OTC - Goldman Sachs & Co.
		Basic Industries Select Sector Index
		Strike 344.630 exp 01/21/11		422,158
59,365	@	Put Option OTC - UBS Warburg LLC
		Basic Industries Select Sector Index
		Strike 352.060, exp 02/18/11		745,120
159,309	@	Put Option OTC - Citigroup, Inc.
		Energy Select Sector Index
		Strike 513.020, exp 12/17/10		64,679
147,609	@	Put Option OTC - Goldman Sachs & Co.
		Energy Select Sector Index
		Strike 564.300 exp 01/21/11		947,089
138,456	@	Put Option OTC - UBS Warburg LLC
		Energy Select Sector Index
		Strike 603.730, exp 02/18/11		2,822,439
		Total Positions in Purchased Options (Cost $10,511,696)		5,063,733
		Total Long-Term Investments (Cost $264,012,701)		328,224,589

Shares				Value
SHORT-TERM INVESTMENTS: 1.2%
		Affiliated Mutual Fund: 1.2%
3,953,000		ING Institutional Prime Money Market Fund - Class I		$3,953,000
		Total Short-Term Investments
		(Cost $3,953,000)		3,953,000
		Total Investments in Securities
		(Cost $267,965,701)*	100.9%	$332,177,589
		Other Assets and Liabilities - Net	(0.9)	(2,828,870)
		Net Assets	100.0%	$329,348,719

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $273,888,918.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$72,575,525
		Gross Unrealized Depreciation		(14,286,854)
		Net Unrealized Appreciation		$58,288,671

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	11/30/2010
Asset Table
Investments, at value
Common Stock*
Energy	$257,095,388	$2,609,495	$—	$259,704,883
Materials	62,978,018	477,955	—	63,455,973
Total Common Stock	320,073,406	3,087,450	—	323,160,856
Positions In Purchased Options	—	—	5,063,733	5,063,733
Short-Term Investments	3,953,000	—	—	3,953,000
Total Investments, at value	$324,026,406	$3,087,450	$5,063,733	$332,177,589
Other Financial Instruments+:
Forward foreign currency contracts	—	8,182	—	8,182
Total Assets	$324,026,406	$3,095,632	$5,063,733	$332,185,771

Liabilities Table
Other Financial Instruments+:
Written options	—	—	(3,387,896)	(3,387,896)
Total Liabilities	$—	$—	$(3,387,896)	$(3,387,896)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended November 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	2/28/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	11/30/2010
Asset Table
Investments, at value
Positions In Purchased Options	10,085,798	10,511,696	(2,657,664)	—	(9,673,660)	(3,202,437)	—	—	5,063,733
Total Investments, at value	$10,085,798	$10,511,696	$(2,657,664)	$—	$(9,673,660)	$(3,202,437)	$—	$—	$5,063,733

Liabilities Table
Other Financial Instruments+:
Written options	(2,886,756)	(5,145,665)	2,283,953	—	4,172,598	(1,812,026)	—	—	(3,387,896)
Total Liabilities	$(2,886,756)	$(5,145,665)	$2,283,953	$—	$4,172,598	$(1,812,026)	$—	$—	$(3,387,896)

As of November 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(3,690,192).

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2010 (Unaudited) (continued)

At November 30, 2010 the following forward foreign currency contracts were outstanding for the ING Risk Managed Natural Resources Fund:

Counterparty	Currency	Buy/Sell	Settlement Date		In Exchange For	Value	Unrealized Appreciation (Depreciation)
				USD
GMO WOOLLEY	Canadian Dollar
	CAD 3,300,000	SELL	12/15/10		$3,221,800	$3,213,618	$8,182
							$8,182

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2010 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description/Name of Issuer	Date	Price/Rate		Received	Fair Value

124,666	UBS Warburg LLC	Basic Industries Select Sector Index	12/17/10	370.590	USD	$1,080,854	$(868,149)
290,759	UBS Warburg LLC	Energy Select Sector Index	12/17/10	635.510	USD	4,064,811	(2,519,747)
						$5,145,665	$(3,387,896)

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of November 30, 2010:

Derivatives Fair Value*
Equity contracts	$1,675,837
Foreign exchange contracts	8,182
Total	$1,684,019

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Risk Managed Natural Resources Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 18, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 18, 2011